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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of issuer:   Advantus International Balanced Fund, Inc.
                                   400 Robert Street North
                                   St. Paul, Minnesota  55101-2098

2.   Name of each series or class of funds for which this notice is filed:
     Common Stock - Class A  and C

3.   Investment Company Act File Number:  811-8590

     Securities Act File Number:  33-80756

4.   Last day of fiscal year for which this notice is filed:  September 30, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
     declaration:  not applicable                 /  /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: not applicable

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: none

9.   Number and aggregate sale price of securities sold during the fiscal year:
     1,455,090.6330 shares, $14,745,446.60

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: 1,455,090.6330 shares, $14,745,446.60

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): not applicable

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12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                             $14,745,446.60
                                                              ------------------

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                              +       -0-
                                                              ------------------

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                             -510,401.56
                                                              ------------------

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                             +        -0-
                                                              ------------------

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):
                                                              14,235,045.04
                                                              ------------------

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                              x 1/29 of 1%
                                                               -----------------

     (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                              4,908.64
                                                              ------------------
                                                              ------------------

Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)./X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: November 27, 1995

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Paul H. Gooding
                           -----------------------------------------------------
                                                  Paul H. Gooding

                           President
                           -----------------------------------------------------

Date:  November 28, 1995
          * Please print the name and title of the signing officer below the signature.

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                          [Dorsey & Whitney Letterhead]


                                November 22, 1995


Advantus International Balanced Fund, Inc.
400 Robert Street North
St. Paul, Minnesota  55101

Dear Sirs:

          We have acted as independent general counsel to Advantus International Balanced Fund, Inc., a Minnesota corporation (the "Fund"), in connection with the Fund's Registration Statement (File No. 33-80756). This opinion is addressed to you in connection with a filing by the Fund of a notice (the "Notice") pursuant to Rule 24f-2 under the Investment Company Act of 1940. In that connection, we have examined such documents and have reviewed such questions of law as we have considered necessary and appropriate for the purposes of this opinion, and, based thereon, we advise you that, in our opinion:

          1. The Fund has been duly incorporated pursuant to Chapter 302A of the Minnesota Statutes and is validly existing as a corporation in good standing under Minnesota law; and

          2. The 1,455,090.6330 common shares, $.01 par value, of the Fund sold by the Fund in reliance upon registration pursuant to Rule 24f-2 during the fiscal year ended September 30, 1995, as set forth in the Notice, were legally issued, have been fully paid and are nonassessable, if issued and sold upon the terms and in the manner set forth in the Registration Statement of the Fund referred to above.

                                             Very truly yours,

                                             /s/ Dorsey & Whitney P.L.L.P.

                                             DORSEY & WHITNEY